Average Annual Total Returns - AQR Global Risk Balanced Portfolio	Apr. 30, 2021
Dow Jones Moderate Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	12.24%
5 Years	9.36%
Since Inception	7.21%
Class B
Average Annual Return:
1 Year	3.02%
5 Years	6.72%
Since Inception	3.82%
Inception Date	May 02, 2011